Aug. 01, 2016

SUPPLEMENT DATED SEPTEMBER 30, 2016

TO THE PROSPECTUS FOR PACIFIC FUNDS

CLASS P SHARES DATED AUGUST 1, 2016

This supplement revises the Pacific Funds Class P Shares prospectus dated August 1, 2016, as supplemented (the “Prospectus”), and must be preceded or accompanied by the Prospectus. This supplement applies to the PF Absolute Return Fund, PF Floating Rate Loan Fund and PF Inflation Managed Fund. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Notice of Changes to the PF Inflation Managed Fund

PF Inflation Managed Fund – The Trust’s Board has approved the termination of Western Asset Management Company as co-sub-adviser of the Fund, effective on October 31, 2016. As a result, Pacific Investment Management Company LLC will become the sole sub-adviser of the Fund on October 31, 2016. In addition, upon termination of Western Asset Management Company as co-sub-adviser, the Fund’s advisory fee waiver agreement will terminate.

Accordingly, the following disclosure changes will be effective with respect to the PF Inflation Managed Fund on October 31, 2016:

Disclosure Changes to the Fund Summaries section

The Annual Fund Operating Expenses table and Example table will be deleted and replaced with the following:

Annual Fund Operating Expenses[1] (expenses that you pay each year as a percentage of the value of your investment)

Class P
Management Fee	0.40%
Other Expenses	0.39%
Total Annual Fund Operating Expenses	0.79%
Less Expense Reimbursement[2]	(0.13%)
Total Annual Fund Operating Expenses after Expense Reimbursement	0.66%

[1]	The expense information has been restated to reflect current fees.
[2]	The investment adviser has agreed to limit certain “Other Expenses” incurred by the Fund that exceed an annual rate of 0.15% through 7/31/2017, and 0.30% from 8/1/2017 through 7/31/2022. The agreement will terminate: (i) if the investment advisory agreement is terminated, or (ii) upon approval of the Board of Trustees and prior written notice to the investment adviser. The investment adviser may recoup from the Fund amounts reimbursed in future periods, not to exceed three years from the end of the fiscal year in which the reimbursement took place, provided that the recoupment would not cause the Fund to exceed the expense cap that was in effect at the time of the reimbursement.

Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period

	1 year	3 years	5 years	10 years
Class P	$67	$239	$426	$966

The disclosure in the Principal Investment Strategies subsection will be deleted and replaced with the following:

This Fund invests its assets in debt securities. Normally, the Fund focuses on investment in or exposure to inflation-indexed debt securities, such as U.S. Treasury Inflation Protected Securities (“TIPS”). It is expected that the amount invested in or exposed to inflation-indexed debt securities (either through cash market purchases, forward commitments or derivative instruments) normally will be equivalent to at least 80% of the Fund’s net assets. Inflation-indexed debt securities are debt securities whose principal value or coupon payments are periodically adjusted according to an inflation index. If the index measuring inflation falls, the principal value of inflation-indexed debt securities and/or interest payable on such securities tends to fall. Duration management is a fundamental part of the investment strategy for this Fund. Duration is often used to measure a bond’s sensitivity to interest rates. The longer a fund’s duration, the more sensitive it is to interest rate risk. The shorter a fund’s duration, the less sensitive it is to interest rate risk.

The Fund may also invest in debt securities issued by the U.S. government and its agencies and non-U.S. governments or their agencies; debt securities issued by U.S. and foreign companies (including companies based in emerging markets); mortgage-related securities; asset-backed securities; convertible securities; commercial paper and other money market instruments; and derivative instruments and forward commitments relating to the previously mentioned securities.

The Fund may invest up to 30% of its assets in securities of foreign issuers that are denominated in foreign currencies, including up to 10% of its assets in securities of issuers based in countries with emerging market economies (whether U.S. or non-U.S. dollar-denominated). The Fund will normally limit its foreign currency exposure (from these non-U.S. dollar-denominated securities and currencies) to 20% of its assets; to maintain this 20% limit, the sub-adviser will hedge back any non-U.S. dollar-denominated investments exceeding this 20% limit into U.S. dollars by using foreign currency derivatives such as foreign currency futures, options and forwards. The Fund may invest beyond the above limits in U.S. dollar-denominated securities of non-emerging market foreign issuers.

The factors that will most influence the Fund’s performance are actual and expected inflation rates, as well as changes in real and nominal interest rates. (A real interest rate is the nominal interest rate less expected inflation.) A decline in real and nominal interest rates may benefit Fund performance, as could an increase in the actual rate of inflation. Conversely, rising real and nominal interest rates, and a decline in actual inflation or expected inflation, may have a negative impact on Fund performance. Total return is made up of coupon income plus any gains or losses in the value of the Fund’s securities.

When selecting securities, the sub-adviser:

•	Decides what duration to maintain. Generally, the sub-adviser expects the Fund’s weighted average duration to be within 3 years (plus or minus) of the Fund’s benchmark index duration, which was 8.30 years as of March 31, 2016.

•	Decides how to allocate among short, intermediate and long duration issues and how much should be invested in various types of instruments.

•	Chooses companies to invest in by carrying out a credit analysis of potential investments.

The sub-adviser frequently uses futures contracts, forwards, swaps and options contracts (i.e., derivatives). Futures contracts are purchased and sold to adjust interest rate exposure (duration) and/or as a substitute for the physical security. Foreign currency futures contracts, forwards or options are purchased or sold to gain or increase exposure to various currency markets, to shift exposure to foreign currency fluctuations from one country to another and/or to hedge against foreign currency fluctuations. Interest rate swaps are used to adjust interest rate exposures and/or as a substitute for the physical security. Credit default swaps are used to manage default risk of an issuer and/or to gain exposure to a portion of the debt market or an individual issuer. Options are primarily purchased to manage interest rate and volatility exposures or are sold to generate income.

The Fund is also expected to be invested substantially in forward commitments (i.e., securities that are purchased or sold with payment and delivery taking place in the future) on inflation-indexed bonds to gain exposure to the inflation-linked market.

In addition to the strategies described above, the Fund typically uses derivatives and/or forward commitments as part of a strategy designed to reduce exposure to other risks.

The sub-adviser may sell a holding when it fails to perform as expected or when other opportunities appear more attractive.